INCOME TAXES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Tax [Line Items]
Statutory domestic (Chile) income tax rate	27.00%	27.00%	27.00%
Tax Expense at statutory tax rate	$ (18,131)	$ (16,876)	$ (257,451)
Tax effect of foreign tax rates	(4,201)	1,120	3,464
Tax effect of revenues exempt from taxation	2,447	42,376	82,521
Tax effect of not deductible expenses	(35,725)	(40,552)	(53,510)
Tax rate effect of tax loss carry forwards	11,628	46	15
Tax effect of Previously Unrecognized Tax Benefit in the Statements of Profit or Loss	0	884	(91)
Tax effect of a new evaluation of assets for deferred not recognized taxes	826	12,865	0
Tax rate effect of adjustments for current tax of prior periods	653	(2,912)	(1,732)
Other tax rate effects	655	2,514	19
Total adjustments to tax expense at applicable tax rate	(23,717)	16,341	30,686
Tax benefit (expense) at effective tax rate	$ (41,848)	$ (535)	$ (226,765)